CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS

The following table sets forth information as to each customer that accounted for 10% or more of net revenue for the years ended September 30, 2025, 2024 and 2023.

	Years Ended September 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Customer
Customer B	$208,531	39%	$134,551	26%	$147,268	16%
Customer E	112,528	21%	-	-	-	-
Customer F	89,172	16%	-	-	-	-
Customer A	19,464	4%	194,598	37%	264,686	30%
Customer C	28,031	5%	-	-	142,807	16%
Customer D	-	-	75,562	14%	121,509	14%
Total	$457,726	85%	$404,711	77%	$676,270	76%

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable as of September 30, 2025 and 2024.

	September 30, 2025		September 30, 2024
	Amount	% of Total	Amount	% of Total
Customer
Customer B	$176,534	83%	$121,524	73%
Customer A	24,344	11%	-	-
Customer E	1,397	1%	29,412	17%
Total	$202,275	95%	$150,936	90%

(b) Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of purchase for the years ended September 30, 2025 and 2024.

	Years Ended September 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Supplier
Supplier A	$87,270	37%	$112,285	37%	$205,573	46%
Supplier B	27,872	12%	36,047	12%	59,604	13%
Supplier C	33,585	14%	-	-	-	-
Supplier F	26,448	11%	-	-	-	-
Total	$175,175	74%	$148,332	49%	$265,177	59%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2025 and 2024.

	September 30, 2025		September 30, 2024
	Amount	% of Total	Amount	% of Total
Supplier
Supplier D	$17,559	51%	$17,812	57%
Supplier E	13,345	39%	13,537	43%
Supplier G	3,286	10%	-	-%
Total	$34,190	100%	$31,349	100%